Discontinued Operations - Schedule of Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Net revenues		$ 752,748
Cost of revenues		(736,438)
Gross (loss) profit		16,310
Selling and marketing		(84,274)
General and administrative		(111,527)
Total operating expenses		(195,801)
Loss from discontinued operations		(179,491)
Interest expenses		(12,969)
Interest income		12,261
Non-operating income, net		14,573
Total other income, net from discontinued operations		13,865
Loss from discontinued operations before income taxes and share of loss of equity method investments		(165,626)
Income tax expenses
Share of loss of equity method investments		(63,152)
Net loss from discontinued operations		(228,778)
Less: Net loss attributable to non-controlling interests from discontinued operation		(52,296)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation		(176,482)
Net cash provided by operating activities from discontinued operations		750,707
Net cash provided by investing activities from discontinued operation		203,511
Net cash provided by financing activities from discontinued operation		$ 36,428